Property and Equipment and Intangible Assets	3 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment and Intangible Assets

7.	Property and Equipment and Intangible Assets
Property and equipment consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	679,485	590,000
Display equipment	130,562	120,000
Office equipment and computers	28,165	26,113
Mobile display unit	125,000	125,000
Less: depreciation	(8,789)	(2,577)

Total Property and Equipment	954,423	858,536
Intangible assets consists of the following:	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	720,488	720,488
Trademarks	119,844	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: Amortization	(16,292)	(8,309)

Total Intangible Assets	1,030,950	1,031,228